Note 8 - Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Lease, Cost [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Lease cost:
Operating lease cost	$34	$33	$99	$91
Variable lease cost	5	7	19	22
Total	$39	$40	$118	$113

	Year Ended December 31,
	2022	2021
Lease cost:
Operating lease cost	$124	$116
Short-term lease cost	-	-
Variable lease cost	29	29
Total	$153	$145
	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$129	$138

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Maturity of lease liabilities	As of December 31, 2022
2023	$153
2024	109
2025	102
2026	105
2027	81
2028 and thereafter	—
Total lease payments	550
Less: imputed interest	(99)
Present value of operating lease liabilities	$451